Deposits (Summary Of Certificate Of Deposit Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Deposits [Abstract]
2013, Amount	$ 1,265,647
2014, Amount	482,966
2015, Amount	532,738
2016, Amount	192,218
2017, Amount	96,794
Thereafter, Amount	1,881
Certificates of deposit, Amount	$ 2,572,244	$ 2,624,292
2013, Weighted Average Rate	1.07%
2014, Weighted Average Rate	1.67%
2015, Weighted Average Rate	1.95%
2016, Weighted Average Rate	1.68%
2017, Weighted Average Rate	1.76%
Thereafter, Weighted Average Rate	2.64%
Certificates of deposit, Weighted Average Rate	1.44%	1.87%